Employee Benefits (Composition of Fair Value of the Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Levels of fair value hierarchy [Line Items]
Equity instruments	$ 176	$ 166
Debt instruments	253	242
Deposits with insurance companies	24	24
Fair value of plan assets	453	432
With quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	138	126
Debt instruments	240	232
Without quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	38	40
Debt instruments	$ 13	$ 10